Fair Value Considerations (Details) - USD ($)	Mar. 31, 2016	Aug. 31, 2015	Jun. 30, 2015
LIABILITIES
Warrant derivative liability	$ 66,204	$ 103,000	$ 0
Fair Value, Inputs, Level 1 [Member]
LIABILITIES
Warrant derivative liability	0
Fair Value, Inputs, Level 2 [Member]
LIABILITIES
Warrant derivative liability	0
Fair Value, Inputs, Level 3 [Member]
LIABILITIES
Warrant derivative liability	$ 66,000